JOHN HANCOCK

                                  Growth and
                                  Income Funds

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Prospectus
November 1, 1998


This prospectus gives vital information about these funds. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that these funds:
o are not bank deposits
o are not federally insured
o are not endorsed by any bank or government agency
o are not guaranteed to achieve their goal(s)

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.



Growth and Income Fund

Independence Equity Fund

Sovereign Balanced Fund

Sovereign Investors Fund



[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue, Boston, Massachusetts 02199-7603

Contents
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A fund-by-fund look at goals,           Growth and Income Fund                 4
strategies, risks, expenses and
financial history.                      Independence Equity Fund               6

                                        Sovereign Balanced Fund                8

                                        Sovereign Investors Fund              10




Policies and instructions for opening,  Your account
maintaining and closing an account
in any growth and income fund.          Choosing a share class                12
                                        How sales charges are calculated      12
                                        Sales charge reductions and waivers   13
                                        Opening an account                    14
                                        Buying shares                         15
                                        Selling shares                        16
                                        Transaction policies                  18
                                        Dividends and account policies        18
                                        Additional investor services          19

Details that apply to the growth        Fund details
and income funds as a group.
                                        Business structure                    20
                                        Sales compensation                    21
                                        More about risk                       23


                                        For more information          back cover

Overview
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GOAL OF THE GROWTH AND INCOME FUNDS

John Hancock growth and income funds invest for varying combinations of income and capital appreciation. Each fund has its own emphasis with regard to income, growth and total return, and has its own strategy and risk/reward profile. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

o are looking for a more conservative alternative to exclusively growth-oriented funds

o  need an investment to form the core of a portfolio

o  seek above-average total return over the long term

o  are retired or nearing retirement

Growth and income funds may NOT be appropriate if you:

o  are investing for maximum return over a long time horizon

o  require a high degree of stability of your principal

THE MANAGEMENT FIRM

All John Hancock growth and income funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company and manages more than $30 billion in assets.

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clipart] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clipart] Portfolio securities The primary types of securities in which the fund invests. Secondary investments are described in "More about risk" at the end of the prospectus.

[Clipart] Risk factors The major risk factors associated with the fund.

[Clipart] Portfolio management The individual or group (including subadvisers, if any) designated by the investment adviser to handle the fund's day-to-day management.

[Clipart] Expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

[Clipart] Financial highlights A table showing the fund's financial performance for up to ten years, by share class. A bar chart showing total return allows you to compare the fund's historical risk level to those of other funds.

Growth and Income Fund

REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST
                TICKER SYMBOL    CLASS A: TAGRX    CLASS B: TSGWX   CLASS C: N/A
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clipart] The fund seeks the highest total return (capital appreciation plus current income) that is consistent with reasonable safety of capital. To pursue this goal, the fund invests in a diversified portfolio of stocks, bonds and money market instruments. Although the fund may concentrate in any of these securities, under normal circumstances it invests primarily in stocks. The fund may not invest more than 25% of assets in any one industry.

PORTFOLIO SECURITIES

[Clipart] The fund may invest in most types of securities, including:

o  common and preferred stocks, warrants and convertible securities

o U.S. Government and agency debt securities, including mortgage-backed securities

o  corporate bonds, notes and other debt securities of any maturity

The fund may invest up to 15% of net assets in junk bonds, including convertible securities, that may be rated as low as CC/Ca and their unrated equivalents.

The fund may invest up to 25% of assets in foreign securities (35% during adverse U.S. market conditions). To a limited extent, the fund also may invest in certain higher-risk securities, and may engage in other investment practices.

For temporary defensive purposes, the fund may invest some or all of its assets in investment-grade short-term securities.

RISK FACTORS

[Clipart] As with any growth and income fund, the value of your investment will fluctuate in response to stock and bond market movements.

To the extent that it invests in certain securities, the fund may be affected by additional risks:

o  foreign securities: currency, information, natural event and political risks

o  mortgage-backed securities: extension and prepayment risks

These risks are defined in "More about risk" starting on page 25. This section also details other higher-risk securities and practices that the fund may utilize. Before you invest, please read "More about risk" carefully.

PORTFOLIO MANAGEMENT

[Clipart] Timothy E. Keefe, CFA, has been the leader of the fund's portfolio management team since joining John Hancock Funds in July 1996. He is a senior vice president of the adviser and has been in the investment business since 1987.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clipart] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Because no Class C shares were issued or outstanding during the past year, Class C expenses are based on Class B expenses. Future expenses may be greater or less.

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 Shareholder transaction expenses   Class A Class B Class C
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 Maximum sales charge imposed
 on purchases (as a percentage of
 offering price)                    5.00%   none    none

 Maximum sales charge imposed
 on reinvested dividends            none    none    none

 Maximum deferred sales charge      none(1) 5.00%   1.00%

 Redemption fee(2)                  none    none    none

 Exchange fee                       none    none    none

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 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee(3)                 0.625%  0.625%  0.625%

 12b-1 fee(4)                      0.250%  1.00%   1.00%

 Other expenses                    0.245%  0.245%  0.245%

 Total fund operating expenses     1.120%  1.870%  1.870%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                  Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
 Class A shares               $61     $84      $109     $180

 Class B shares

   Assuming redemption
   at end of period           $69     $89      $121     $199

   Assuming no redemption     $20     $62      $101     $199

 Class C shares

   Assuming redemption
   at end of period           $29     $59      $101     $219

   Assuming no redemption     $19     $59      $101     $219

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

(2) Does not include wire redemption fee (currently $4.00).

(3) There will be a one-time reduction of $150,000 in the management fee in fiscal year 1998. With this reduction, the management fee would be 0.591% for each class and total fund operating expenses would be 1.086% for Class A and 1.836% for Class Band Class C.

(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


4 GROWTH AND INCOME FUND

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FINANCIAL HIGHLIGHTS

[Clipart] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

[The following table was originally a bar chart in the printed materials.]

Volatility, as indicated by Class A
year-by-year total investment return (%)  (9.86)  23.47  0.18  23.80  10.47  13.64  (2.39)  19.22  15.33  14.53(4)  36.71
(scale varies from fund to fund)                                                                           four
                                                                                                          months

--------------------------------------------------------------------------------------------------------------------
Class A - period ended:                             8/88     8/89     8/90     8/91     8/92        8/93        8/94
--------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period              $12.04    $8.83   $10.19    $9.87   $11.77      $12.43      $12.08
Net investment income (loss)                        0.50     0.55     0.20     0.20     0.32(2)     0.40(2)     0.32(2)
Net realized and unrealized gain
(loss) on investments                              (1.73)    1.42    (0.18)    2.07     0.89        1.12       (0.61)
Total from investment operations                   (1.23)    1.97     0.02     2.27     1.21        1.52       (0.29)
Less distributions:
  Dividends from net investment income             (0.49)   (0.61)   (0.27)   (0.19)   (0.25)      (0.42)      (0.37)
  Distributions from net realized
  gain on investments sold                         (1.49)      --    (0.07)   (0.18)   (0.30)      (1.45)         --
  Total distributions                              (1.98)   (0.61)   (0.34)   (0.37)   (0.55)      (1.87)      (0.37)
Net asset value, end of period                     $8.83   $10.19    $9.87   $11.77   $12.43      $12.08      $11.42
Total investment return at net
asset value(3) (%)                                 (9.86)   23.47     0.18    23.80    10.47       13.64       (2.39)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)      69,555   70,513   63,150   77,461   89,682     115,780     121,160
Ratio of expenses to average net assets (%)         1.29     1.12     1.29     1.38     1.34        1.29        1.31
Ratio of net investment income (loss)
to average net assets (%)                           5.45     6.07     1.96     1.90     2.75        3.43        2.82
Portfolio turnover rate (%)                          120      214       69       70      119         107         195
Average brokerage commission rate(6) ($)             N/A      N/A      N/A      N/A      N/A         N/A         N/A

-----------------------------------------------------------------------------------------------
Class A - period ended:                                8/95        8/96      12/96(1)     12/97
-----------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                 $11.42      $13.38      $15.07      $15.62
Net investment income (loss)                           0.21(2)     0.19(2)     0.05(2)     0.12(2)
Net realized and unrealized gain
(loss) on investments                                  1.95        1.84        2.15        5.57
Total from investment operations                       2.16        2.03        2.20        5.69
Less distributions:
  Dividends from net investment income                (0.20)      (0.19)      (0.08)      (0.07)
  Distributions from net realized
  gain on investments sold                               --       (0.15)      (1.57)      (1.92)
  Total distributions                                 (0.20)      (0.34)      (1.65)      (1.99)
Net asset value, end of period                       $13.38      $15.07      $15.62      $19.32
Total investment return at net
asset value(3) (%)                                    19.22       15.33       14.53(4)    36.71
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)        130,183     139,548     163,154     303,313
Ratio of expenses to average net assets (%)            1.30        1.17        1.22(5)     1.12
Ratio of net investment income (loss)
to average net assets (%)                              1.82        1.28        0.85(5)     0.65
Portfolio turnover rate (%)                              99          74          26         102
Average brokerage commission rate(6) ($)                N/A      0.0665      0.0692      0.0686

-----------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                              8/91(7)      8/92     8/93      8/94      8/95      8/96   12/96(1)      12/97
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                 $11.52     $11.77   $12.44    $12.10    $11.44    $13.41    $15.10      $15.66
Net investment income (loss)(2)                          --       0.23     0.30      0.24      0.13      0.08      0.01       (0.02)
Net realized and unrealized gain (loss)
on investments                                         0.25       0.89     1.12     (0.61)     1.96      1.85      2.14        5.60
Total from investment operations                       0.25       1.12     1.42     (0.37)     2.09      1.93      2.15        5.58
Less distributions:
  Dividends from net investment income                   --      (0.15)   (0.31)    (0.29)    (0.12)    (0.09)    (0.02)      (0.01)
  Distributions from net realized gain on
  investments sold                                       --      (0.30)   (1.45)       --        --     (0.15)    (1.57)      (1.92)
  Total distributions                                    --      (0.45)   (1.76)    (0.29)    (0.12)    (0.24)    (1.59)      (1.93)
Net asset value, end of period                       $11.77     $12.44   $12.10    $11.44    $13.41    $15.10    $15.66      $19.31
Total investment return at net asset value(3) (%)      2.17(4)    9.67    12.64     (3.11)    18.41     14.49     14.15(4)    35.80
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)          7,690     29,826   65,010   114,025   114,723   125,781   146,399     340,334
Ratio of expenses to average net assets (%)            2.19(5)    2.07     2.19      2.06      2.03      1.90      1.98(5)     1.87
Ratio of net investment income (loss) to average
net assets (%)                                         1.46(5)    2.02     2.53      2.07      1.09      0.55      0.10(5)    (0.10)
Portfolio turnover rate (%)                              70        119      107       195        99        74        26         102
Average brokerage commission rate(6) ($)                N/A        N/A      N/A       N/A       N/A    0.0665    0.0692      0.0686

(1) Effective December 31, 1996, the fiscal year end changed from August 31 to December 31.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Not annualized.

(5) Annualized.

(6) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.

(7) Class B shares commenced operations on August 22, 1991.


                                                        GROWTH AND INCOME FUND 5

Independence Equity Fund

REGISTRANT NAME: JOHN HANCOCK CAPITAL SERIES
                  TICKER SYMBOL    CLASS A: JHDCX   CLASS B: JHIDX  CLASS C: N/A
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clipart] The fund seeks above-average total return (capital appreciation plus income). To pursue this goal, the fund invests primarily in a diversified stock portfolio whose risk profile is similar to that of the S&P 500 index. The fund does not invest exclusively in S&P 500 stocks.

In choosing stocks, the fund uses a proprietary computer model (NIXDEX) to identify stocks that appear to be undervalued. The fund favors those undervalued stocks that are selected by its model and that are believed to have improving fundamentals. The fund may not invest more than 25% of assets in any one industry.

PORTFOLIO SECURITIES

[Clipart] Under normal circumstances, the fund invests at least 65% of assets in common stocks. It may also invest in warrants, preferred stocks and investment-grade convertible debt securities.

The fund may invest in foreign securities in the form of American Depository Receipts (ADRs) and U.S. dollar-denominated securities of foreign issuers traded on U.S. exchanges. To a limited extent the fund also may invest in certain higher-risk securities, and may engage in other investment practices.

For temporary defensive purposes, the fund may invest some or all of its assets in investment-grade short-term securities.

RISK FACTORS

[Clipart] As with any growth and income fund, the value of your investment will fluctuate in response to stock and bond market movements. Because the fund follows an index-tracking strategy, it is likely to remain fully invested even if the fund's managers anticipate a market downturn.

To the extent that it invests in foreign securities, the fund may be affected by additional risks, such as information, natural event and political risks. These risks are defined in "More about risk" starting on page 25. This section also details other higher-risk securities and practices that the fund may utilize. Please read "More about risk" carefully before you invest.

MANAGEMENT/SUBADVISER

[Clipart] The fund's investment decisions are made by a portfolio management team, and no individual is primarily responsible for making them. Team members are employees of Indepen-dence Investment Associates, Inc., the fund's subadviser and a subsidiary of John Hancock Mutual Life Insurance Company.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clipart] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Because no Class C shares were issued or outstanding during the past year, Class C expenses are based on Class B expenses. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses   Class A Class B Class C
--------------------------------------------------------------------------------
 Maximum sales charge imposed
 on purchases (as a percentage of
 offering price)                    5.00%   none    none

 Maximum sales charge imposed
 on reinvested dividends            none    none    none

 Maximum deferred sales charge      none(1) 5.00%   1.00%

 Redemption fee(2)                  none    none    none

 Exchange fee                       none    none    none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee(3)                  0.75%   0.75%   0.75%

 12b-1 fee(4)                       0.30%   1.00%   1.00%

 Other expenses                     0.39%   0.39%   0.39%

 Total fund operating expenses      1.44%   2.14%   2.14%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                  Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
 Class A shares               $64     $93      $125     $214

 Class B shares

   Assuming redemption
   at end of period           $72     $97      $135     $229

   Assuming no redemption     $22     $67      $115     $229

 Class C shares

   Assuming redemption
   at end of period           $32     $67      $115     $247

   Assuming no redemption     $22     $67      $115     $247

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

(2) Does not include wire redemption fee (currently $4.00).

(3) Management fee includes a subadviser fee equal to 55% of the management fee.

(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


6 INDEPENDENCE EQUITY FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clipart] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

[The following table was originally a bar chart in the printed materials.]

Volatility, as indicated by Class A
year-by-year total investment return (%)  10.95(5)  13.58  6.60  16.98  29.12  10.33(5)  29.19
(scale varies from fund to fund)                                                seven
                                                                               months

-------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                5/92(1)     5/93     5/94        5/95       5/96       12/96(2)    12/97
-------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                 $10.00      $10.98   $12.16      $12.68     $14.41      $17.98      $19.42
Net investment income (loss)                           0.15        0.22     0.28(3)     0.32(3)    0.20(3)     0.13(3)     0.10(3)
Net realized and unrealized gain (loss) on
investments                                            0.94        1.25     0.52        1.77       3.88        1.72        5.55
Total from investment operations                       1.09        1.47     0.80        2.09       4.08        1.85        5.65
Less distributions:
  Dividends from net investment income                (0.11)      (0.23)   (0.23)      (0.28)     (0.22)      (0.14)      (0.04)
  Distributions from net realized gain on
  investments sold                                       --       (0.06)   (0.05)      (0.08)     (0.29)      (0.27)      (1.10)
  Total distributions                                 (0.11)      (0.29)   (0.28)      (0.36)     (0.51)      (0.41)      (1.14)
Net asset value, end of period                       $10.98      $12.16   $12.68      $14.41     $17.98      $19.42      $23.93
Total investment return at net asset value(4) (%)     10.95(5)    13.58     6.60       16.98      29.12       10.33(5)    29.19
Total adjusted investment return at net asset
value(4,6) (%)                                         9.23(5)    11.40     6.15       16.94      28.47       10.08(5)    29.17
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)          2,622      12,488   66,612     101,418     14,878      31,013      92,204
Ratio of expenses to average net assets (%)            1.66(7)     0.76     0.70        0.70       0.94        1.30(7)     1.42
Ratio of adjusted expenses to average net
assets(8) (%)                                          3.38(7)     2.94     1.15        0.74       1.59        1.73(7)     1.44
Ratio of net investment income (loss) to average
net assets (%)                                         1.77(7)     2.36     2.20        2.43       1.55        1.16(7)     0.45
Ratio of adjusted net investment income (loss)
to average net assets(8) (%)                           0.05(7)     0.18     1.75        2.39       0.90        0.73(7)     0.43
Portfolio turnover rate (%)                              53          53       43          71        157          35          62
Fee reduction per share ($)                            0.15        0.20     0.06(3)    0.005(3)    0.08(3)     0.05(3)     0.00(3,9)
Average brokerage commission rate(10) ($)               N/A         N/A      N/A         N/A        N/A      0.0326      0.0440

------------------------------------------------------------------------------------------------
Class B - period ended:                                          5/96(1)     12/96(2)      12/97
------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                             $15.25      $17.96       $19.41
Net investment income (loss)(3)                                    0.09        0.05        (0.06)
Net realized and unrealized gain (loss) on investments             2.71        1.72         5.56
Total from investment operations                                   2.80        1.77         5.50
Less distributions:
  Dividends from net investment income                            (0.09)      (0.05)       (0.01)
  Distributions from net realized gain on investments sold           --       (0.27)       (1.10)
  Total distributions                                             (0.09)      (0.32)       (1.11)
Net asset value, end of period                                   $17.96      $19.41       $23.80
Total investment return at net asset value(4) (%)                 18.46(5)     9.83(5)     28.39
Total adjusted investment return at net asset value(4,6) (%)      17.59(5)     9.58(5)     28.37
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                     15,125      42,461      134,939
Ratio of expenses to average net assets (%)                        2.00(7)     2.00(7)      2.12
Ratio of adjusted expenses to average net assets(8) (%)            3.21(7)     2.43(7)      2.14
Ratio of net investment income (loss) to average net assets (%)    0.78(7)     0.45(7)     (0.25)
Ratio of adjusted net investment income (loss) to average
net assets(8) (%)                                                 (0.43)(7)    0.02(7)     (0.27)
Portfolio turnover rate (%)                                         157          35           62
Fee reduction per share(3) ($)                                     0.13        0.05         0.00(9)
Average brokerage commission rate(10) ($)                           N/A      0.0326       0.0440

(1) Class A and Class B shares commenced operations on June 10, 1991 and September 7, 1995, respectively.

(2) Effective December 31, 1996, the fiscal year end changed from May 31 to December 31.

(3)  Based on the average of the shares outstanding at the end of each month.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5)  Not annualized.

(6) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.

(7)  Annualized.

(8)  Unreimbursed, without fee reduction.

(9)  Less than $0.01 per share.

(10) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.


                                                      INDEPENDENCE EQUITY FUND 7

Sovereign Balanced Fund

REGISTRANT NAME:  JOHN HANCOCK INVESTMENT TRUST
                                TICKER SYMBOL    CLASS A: SVBAX   CLASS B: SVBBX
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clipart] The fund seeks current income, long-term growth of capital and income, and preservation of capital. To pursue these goals, the fund allocates its assets among a diversified mix of debt and equity securities. While the relative weightings of debt and equity securities will shift over time, at least 25% of assets will be invested in senior debt securities. The fund may not invest more than 25% of assets in any one industry.

PORTFOLIO SECURITIES

[Clipart] The fund may invest in any type or class of security, including (but not limited to) stocks, warrants, U.S. Government and agency securities, corporate debt securities, investment-grade short-term securities, foreign currencies and options and futures contracts.

The fund's stock investments are exclusively in companies that have increased their dividend payout in each of the last ten years. Up to 25% of the fund's bond investments may be rated from BB/Ba to C (junk bonds).

The fund may invest up to 35% of assets in foreign securities; however, these typically have not exceeded 5% of assets. To a limited extent, the fund also may invest in certain higher-risk securities, and may engage in other investment practices.

For temporary defensive purposes, the fund may invest some or all of its assets in investment-grade short-term securities.

RISK FACTORS

[Clipart] As with any growth and income fund, the value of your investment will fluctuate in response to stock and bond market movements. To the extent that it invests in certain securities, the fund may be affected by additional risks:

o  junk bonds: above-average credit, market and other risks

o  foreign securities: currency, information, natural event and political risks

o  mortgage-backed securities: extension and prepayment risks

These risks are listed and defined in "More about risk" starting on page 25. This section also details other higher-risk securities and practices that the fund may utilize. Please read "More about risk" carefully before you invest.

MANAGEMENT/SUBADVISER

[Clipart] John F. Snyder III and Barry H. Evans, CFA, lead the fund's portfolio management team. Mr. Snyder, an investment manager since 1971, is an executive vice president of Sovereign Asset Management Corporation, the fund's subadviser and a subsidiary of John Hancock Funds. Mr. Evans, a senior vice president of the adviser, has been in the investment business since joining John Hancock Funds in 1986.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clipart] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses            Class A   Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)         5.00%     none

 Maximum sales charge imposed on
 reinvested dividends                        none      none

 Maximum deferred sales charge               none(1)   5.00%

 Redemption fee(2)                           none      none

 Exchange fee                                none      none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee(3)                           0.60%     0.60%

 12b-1 fee(4)                                0.30%     1.00%

 Other expenses                              0.32%     0.32%

 Total fund operating expenses               1.22%     1.92%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                  Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
 Class A shares               $62     $87      $114     $190

 Class B shares

   Assuming redemption
   at end of period           $70     $90      $124     $206

   Assuming no redemption     $20     $60      $104     $206

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

(2) Does not include wire redemption fee (currently $4.00).

(3) Management fee includes a subadviser fee equal to 40% of the stock portion of the management fee.

(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


8 SOVEREIGN BALANCED FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clipart] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

[The following table was originally a bar chart in the printed materials.]

Volatility, as indicated by Class A
year-by-year total investment return (%)  2.37(4)  11.38  (3.51)  24.23  12.13  20.79
(scale varies from fund to fund)

------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                          12/92(1)     12/93    12/94    12/95       12/96        12/97
------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                             $10.00      $10.19   $10.74    $9.84      $11.75       $12.27
Net investment income (loss)                                       0.04(2)     0.46     0.50     0.44(2)     0.41(2)      0.37(2)
Net realized and unrealized gain (loss) on investments             0.20        0.68    (0.88)    1.91        0.99         2.14
Total from investment operations                                   0.24        1.14    (0.38)    2.35        1.40         2.51
Less distributions:
  Dividends from net investment income                            (0.05)      (0.45)   (0.50)   (0.44)      (0.41)       (0.37)
  Distributions from net realized gain on investments sold           --       (0.14)   (0.02)      --       (0.47)       (1.08)
  Total distributions                                             (0.05)      (0.59)   (0.52)   (0.44)      (0.88)       (1.45)
Net asset value, end of period                                   $10.19      $10.74    $9.84   $11.75      $12.27       $13.33
Total investment return at net asset value(3) (%)                  2.37(4)    11.38    (3.51)   24.23       12.13        20.79
Total adjusted investment return at net asset value(3,5) (%)       2.34(4)       --       --       --          --           --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                      5,796      62,218   61,952   69,811      71,242       84,264
Ratio of expenses to average net assets (%)                        2.79(6)     1.45     1.23     1.27        1.29         1.22
Ratio of adjusted expenses to average net assets(7) (%)            2.94(6)       --       --       --          --           --
Ratio of net investment income (loss) to average net assets (%)    3.93(6)     4.44     4.89     3.99        3.33         2.77
Ratio of adjusted net investment income (loss) to average
net assets(7) (%)                                                  3.78(6)       --       --       --          --           --
Portfolio turnover rate (%)                                          --          85       78       45          80          115
Fee reduction per share ($)                                      0.0016(2)       --       --       --          --           --
Average brokerage commission rate(8) ($)                            N/A         N/A      N/A      N/A      0.0700       0.0700

------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                          12/92(1)     12/93    12/94    12/95       12/96        12/97
------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                             $10.00      $10.20   $10.75    $9.84      $11.74       $12.27
Net investment income (loss)                                       0.03(2)     0.37     0.43     0.36(2)     0.32(2)      0.28(2)
Net realized and unrealized gain (loss) on investments             0.20        0.70    (0.89)    1.90        1.01         2.14
Total from investment operations                                   0.23        1.07    (0.46)    2.26        1.33         2.42
Less distributions:
  Dividends from net investment income                            (0.03)      (0.38)   (0.43)   (0.36)      (0.33)       (0.28)
  Distributions from net realized gain on investments sold           --       (0.14)   (0.02)      --       (0.47)       (1.08)
  Total distributions                                             (0.03)      (0.52)   (0.45)   (0.36)      (0.80)       (1.36)
Net asset value, end of period                                   $10.20      $10.75    $9.84   $11.74      $12.27       $13.33
Total investment return at net asset value(3) (%)                  2.29(4)    10.63    (4.22)   23.30       11.46        19.96
Total adjusted investment return at net asset value(3,5) (%)       2.26(4)       --       --       --          --           --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                     14,311      78,775   79,176   87,827      90,855      101,249
Ratio of expenses to average net assets (%)                        3.51(6)     2.10     1.87     1.96        1.99         1.91
Ratio of adjusted expenses to average net assets(7) (%)            3.66(6)       --       --       --          --           --
Ratio of net investment income (loss) to average net assets (%)    3.21(6)     4.01     4.25     3.31        2.63         2.08
Ratio of adjusted net investment income (loss) to average
net assets(7) (%)                                                  3.06(6)       --       --       --          --           --
Portfolio turnover rate (%)                                          --          85       78       45          80          115
Fee reduction per share ($)                                      0.0012(2)       --       --       --          --           --
Average brokerage commission rate(8) ($)                            N/A         N/A      N/A      N/A      0.0700       0.0700

(1) Class A and Class B shares commenced operations on October 5, 1992. This period is covered by the report of other independent auditors (not included herein).

(2) Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Not annualized.

(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.

(6) Annualized.

(7) Unreimbursed, without fee reduction.

(8) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.


                                                       SOVEREIGN BALANCED FUND 9

Sovereign Investors Fund

REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST
                  TICKER SYMBOL     CLASS A: SOVIX  CLASS B: SOVBX  CLASS C: N/A
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clipart] The fund seeks long-term growth of capital and of income without assuming undue market risks. Under normal circumstances, the fund invests most of its assets in a diversified selection of stocks, although it may respond to market conditions by investing in other types of securities such as bonds or short-term securities. The fund may not invest more than 25% of assets in any one industry.

Currently, the fund utilizes a "dividend performers" strategy in selecting common stocks, investing exclusively in companies that have increased their dividend payout in each of the last ten years.

PORTFOLIO SECURITIES

[Clipart] The fund may invest in most types of securities, including:

o  common and preferred stocks, warrants and convertible securities

o U.S. Government and agency debt securities, including mortgage-backed securities

o  corporate bonds, notes and other debt securities of any maturity

The fund's bond investments are primarily investment-grade, although up to 5% of assets may be invested in junk bonds rated as low as C and their unrated equivalents. To a limited extent, the fund may invest in certain higher-risk securities, and may engage in other investment practices.

For temporary defensive purposes, the fund may invest some or all of its assets in investment-grade short-term securities.

RISK FACTORS

[Clipart] As with any growth and income fund, the value of your investment will fluctuate in response to stock and bond market movements.

To the extent that the fund invests in higher-risk securities, it takes on additional risks that could adversely affect its performance. Before you invest, please read "More about risk" starting on page 25.

MANAGEMENT/SUBADVISER

[Clipart] John F. Snyder III and Barry H. Evans, CFA, lead the fund's portfolio management team. Mr. Snyder, an investment manager since 1971, is an executive vice president of Sovereign Asset Management Corporation, the fund's subadviser and a subsidiary of John Hancock Funds. Mr. Evans, a senior vice president of the adviser, has been in the investment business since joining John Hancock Funds in 1986.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clipart] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Because no Class C shares were issued or outstanding during the past year, Class C expenses are based on Class B expenses. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses   Class A  Class B  Class C
--------------------------------------------------------------------------------
 Maximum sales charge imposed
 on purchases (as a percentage
 of offering price)                 5.00%    none     none

 Maximum sales charge imposed
 on reinvested dividends            none     none     none

 Maximum deferred sales charge      none(1)  5.00%    1.00%

 Redemption fee(2)                  none     none     none

 Exchange fee                       none     none     none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee(3)                  0.55%    0.55%    0.55%

 12b-1 fee(4)                       0.30%    1.00%    1.00%

 Other expenses                     0.21%    0.28%    0.28%

 Total fund operating expenses      1.06%    1.83%    1.83%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                  Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
 Class A shares               $60     $82      $106     $173

 Class B shares

   Assuming redemption
   at end of period           $69     $88      $119     $195

   Assuming no redemption     $19     $58      $99      $195

 Class C shares

   Assuming redemption
   at end of period           $29     $58      $99      $215

   Assuming no redemption     $19     $58      $99      $215

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

(2) Does not include wire redemption fee (currently $4.00).

(3) Management fee includes a subadviser fee equal to 40% of the management fee.

(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


10 SOVEREIGN INVESTORS FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clipart] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

[The following table was originally a bar chart in the printed materials.]

Volatility, as indicated by Class A
year-by-year total investment return (%)  11.23  23.76  4.38  30.48  7.23  5.71  (1.85)  29.15  17.57  29.14
(scale varies from fund to fund)

-----------------------------------------------------------------------------------------------------------------------
Class A - period ended:                            12/88(1) 12/89(1) 12/90(1) 12/91(1,2)12/92(1)      12/93       12/94
-----------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period               $10.96   $11.19   $12.60    $11.94    $14.31      $14.78      $15.10
Net investment income (loss)                         0.57     0.59     0.58      0.54      0.47        0.44        0.46
Net realized and unrealized gain (loss)
on investments                                       0.65     2.01    (0.05)     3.03      0.54        0.39       (0.75)
Total from investment operations                     1.22     2.60     0.53      3.57      1.01        0.83       (0.29)
Less distributions:
  Dividends from net investment income              (0.61)   (0.61)   (0.59)    (0.53)    (0.45)      (0.42)      (0.46)
  Distributions from net realized gain
  on investments sold                               (0.38)   (0.58)   (0.60)    (0.67)    (0.09)      (0.09)      (0.11)
  Total distributions                               (0.99)   (1.19)   (1.19)    (1.20)    (0.54)      (0.51)      (0.57)
Net asset value, end of period                     $11.19   $12.60   $11.94    $14.31    $14.78      $15.10      $14.24
Total investment return at net asset value(4) (%)   11.23    23.76     4.38     30.48      7.23        5.71       (1.85)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)       45,861   66,466   83,470   194,055   872,932   1,258,575   1,090,231
Ratio of expenses to average net assets (%)          0.86     1.07     1.14      1.18      1.13        1.10        1.16
Ratio of net investment income (loss) to
average net assets (%)                               4.97     4.80     4.77      4.01      3.32        2.94        3.13
Portfolio turnover rate (%)                            35       40       55        67        30          46          45
Average brokerage commission rate(5) ($)              N/A      N/A      N/A       N/A       N/A         N/A         N/A

---------------------------------------------------------------------------------------
Class A - period ended:                                12/95       12/96          12/97
---------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                  $14.24      $17.87         $19.48
Net investment income (loss)                            0.40        0.36(3)        0.32(3)
Net realized and unrealized gain (loss)
on investments                                          3.71        2.77           5.31
Total from investment operations                        4.11        3.13           5.63
Less distributions:
  Dividends from net investment income                 (0.40)      (0.36)         (0.32)
  Distributions from net realized gain
  on investments sold                                  (0.08)      (1.16)         (2.38)
  Total distributions                                  (0.48)      (1.52)         (2.70)
Net asset value, end of period                        $17.87      $19.48         $22.41
Total investment return at net asset value(4) (%)      29.15       17.57          29.14
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)       1,280,321   1,429,523      1,748,490
Ratio of expenses to average net assets (%)             1.14        1.13           1.06
Ratio of net investment income (loss) to
average net assets (%)                                  2.45        1.86           1.44
Portfolio turnover rate (%)                               46          59             62
Average brokerage commission rate(5) ($)                 N/A      0.0696         0.0659

-------------------------------------------------------------------------------------------
Class B - period ended:                            12/94(6)       12/95     12/96     12/97
-------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                $15.02       $14.24    $17.86    $19.46
Net investment income (loss)(3)                       0.38         0.27      0.21      0.16
Net realized and unrealized gain (loss)
on investments                                       (0.69)        3.71      2.77      5.29
Total from investment operations                     (0.31)        3.98      2.98      5.45
Less distributions:
  Dividends from net investment income               (0.36)       (0.28)    (0.22)    (0.15)
  Distributions from net realized gain on
  investments sold                                   (0.11)       (0.08)    (1.16)    (2.38)
  Total distributions                                (0.47)       (0.36)    (1.38)    (2.53)
Net asset value, end of period                      $14.24       $17.86    $19.46    $22.38
Total investment return at net asset value(4) (%)    (2.04)(7)    28.16     16.67     28.14
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)       128,069      257,781   406,523   610,976
Ratio of expenses to average net assets (%)           1.86(8)      1.90      1.91      1.83
Ratio of net investment income (loss) to
average net assets (%)                                2.57(8)      1.65      1.10      0.67
Portfolio turnover rate (%)                             45           46        59        62
Average brokerage commission rate(5) ($)               N/A          N/A    0.0696    0.0659

(1) These periods are covered by the report of other independent auditors (not included herein).

(2) On October 23, 1991, John Hancock Advisers, Inc. became the investment adviser of the fund.

(3) Based on the average of the shares outstanding at the end of each month.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.

(6) Class B shares commenced operations on January 3, 1994.

(7) Not annualized.

(8) Annualized.


                                                     SOVEREIGN INVESTORS FUND 11

Your account

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS


All John Hancock growth and income funds offer two classes of shares, Class A and Class B. In addition, Class C shares are available for Growth and Income Fund, Independence Equity Fund and Sovereign Investors Fund. Each class has its own cost structure as outlined below, allowing you to choose the one that best meets your requirements. For more details, see "How sales charges are calculated." Your financial representative can help you decide which share class is best for you.


--------------------------------------------------------------------------------
 Class A - for all funds
--------------------------------------------------------------------------------

   o Front-end sales charges. There are several ways to reduce these charges, described under "Sales charge reductions and waivers" on the following page.

   o  Lower annual expenses than Class B and Class C shares.

--------------------------------------------------------------------------------
 Class B - for all funds
--------------------------------------------------------------------------------

   o  No front-end sales charge; all your money goes to work for you right away.

   o  Higher annual expenses than Class A shares.

   o  A contingent deferred sales charge that declines from 5% over 6 years.

   o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
 Class C - for selected funds
--------------------------------------------------------------------------------


Applies to Growth and Income Fund, Independence Equity Fund and Sovereign Investors Fund.


   o  No front-end sales charge; all your money goes to work for you right away.

   o  Higher annual expenses than Class A shares.

   o A 1% contingent deferred sales charge on shares sold within one year of purchase.

   o No automatic conversion to Class A shares, so the fund's annual expenses continue at the same level throughout the life of your investment.

For actual past expenses of Class A and Class B shares, see the fund-by-fund information earlier in this prospectus.

Sovereign Investors Fund offers Class Y shares, which have their own expense structure and are available to financial institutions only. Call Signature Services for more information (see back cover of this prospectus).


Investors purchasing $1 million or more of Class B shares may want to consider the lower operating expenses of Class A shares.


--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A Sales charges are as follows:

--------------------------------------------------------------------------------
 Class A sales charges
--------------------------------------------------------------------------------
                            As a % of       As a % of your
 Your investment            offering price  investment

 Up to $49,999              5.00%           5.26%

 $50,000 - $99,999          4.50%           4.71%

 $100,000 - $249,999        3.50%           3.63%

 $250,000 - $499,999        2.50%           2.56%

 $500,000 - $999,999        2.00%           2.04%

 $1,000,000 and over        See below

Investments of $1 million or more Class A shares are available with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) on any shares sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
 CDSCon $1 million+ investments
--------------------------------------------------------------------------------

 Your investment                CDSC on shares being sold

 First $1M - $4,999,999         1.00%

 Next $1 - $5M above that       0.50%

 Next $1 or more above that     0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the LAST day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B Shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within six years of buying them. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:


12 YOUR ACCOUNT

--------------------------------------------------------------------------------
 Class B deferred charges
--------------------------------------------------------------------------------

 Years after purchase            CDSC on shares being sold

 1st year                        5.00%

 2nd year                        4.00%

 3rd or 4th year                 3.00%

 5th year                        2.00%

 6th year                        1.00%

 After 6 years                   None

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the FIRST day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

Class C Shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) of 1% on shares you sell within one year of purchase. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CDSC calculations are based on the number of shares involved, not on the value of your account. Each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC.

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the FIRST day of that month.

SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge. Retirement plans investing $1 million in Class B shares may add that value to Class A purchases to calulate charges.

o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services to add these options or consult the SAI (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge, no obligation to invest (although initial investments must total at least $250) and individual investors may close their accounts at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify, or consult the SAI (see the back cover of the prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o  to make payments through certain systematic withdrawal plans

o  to make certain distributions from a retirement plan

o  because of shareholder death or disability

o  to purchase a John Hancock Declaration annuity

To utilize: If you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI.

                                                                 YOUR ACCOUNT 13

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o  selling brokers and their employees and sales representatives

o financial representatives utilizing fund shares in fee-based investment products under signed agreement with John Hancock Funds

o fund trustees and other individuals who are affiliated with these or other John Hancock funds

o individuals transferring assets from an employee benefit plan into a John Hancock fund

o  certain insurance company contract holders (one-year CDSC usually applies)

o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

To utilize: if you think you may be eligible for a sales charge waiver, contact Signature Services or consult the SAI.

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1  Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

   o non-retirement account: $1,000
   o retirement account: $250
   o group investments: $250
   o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month
   o fee-based clients of selling brokers who placed at least $2 billion in John Hancock funds: $250

3 Complete the appropriate parts of the account application, carefully following the instructions. If you have questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges section of the application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


14 YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------
            Opening an account                Adding to an account

By check
[Clipart]   o  Make out a check for the       o  Make out a check for the
               investment amount, payable to     investment amount payable to
               "John Hancock Signature           "John Hancock Signature
               Services, Inc."                   Services, Inc."

            o  Deliver the check and your     o  Fill out the detachable
               completed application to your     investment slip from an
               financial representative, or      account statement. If no slip
               mail them to Signature            is available, include a note
               Services (address on next         specifying the fund name, your
               page).                            share class, your account
                                                 number and the name(s) in
                                                 which the account is
                                                 registered.

                                              o  Deliver the check and your
                                                 investment slip or note to
                                                 your financial representative,
                                                 or mail them to Signature
                                                 Services (address on next
                                                 page).

By exchange
[Clipart]   o  Call your financial            o  Call your financial
               representative or Signature       representative or Signature
               Services to request an            Services to request an
               exchange.                         exchange.

By wire
[Clipart]   o  Deliver your completed         o  Instruct your bank to wire the
               application to your financial     amount of your investment to:
               representative, or mail it to     First Signature Bank & Trust
               Signature Services.               Account # 900000260
                                                 Routing # 211475000
            o  Obtain your account number by     Specify the fund name, your
               calling your financial            share class, your account
               representative or Signature       number and the name(s) in
               Services.                         which the account is
                                                 registered. Your bank may
            o  Instruct your bank to wire the    charge a fee to wire funds.
               amount of your investment to:
               First Signature Bank & Trust
               Account # 900000260
               Routing # 211475000
               Specify the fund name, your
               choice of share class, the new
               account number and the name(s)
               in which the account is
               registered. Your bank may
               charge a fee to wire funds.

By phone
[Clipart]   See "By wire" and "By exchange."  o  Verify that your bank or credit union is a member of
                                                 the Automated Clearing House
                                                 (ACH) system.

                                              o  Complete the "Invest-By-Phone"
                                                 and "Bank Information"
                                                 sections on your account
                                                 application.

                                              o  Call Signature Services to
                                                 verify that these features are
                                                 in place on your account.

                                              o  Tell the Signature Services
                                                 representative the fund name,
                                                 your share class, your account
                                                 number, the name(s) in which
                                                 the account is registered and
                                                 the amount of your investment.

----------------------------------------------
Address
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone
1-800-225-5291

Or contact your financial representative for
instructions and assistance.
----------------------------------------------

                        To open or add to an account using the Monthly Automatic
                       Accumulation Program, see "Additional investor services."


                                                                 YOUR ACCOUNT 15

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
            Designed for                      To sell some or all of your shares

By letter
[Clipart]   o  Accounts of any type.          o  Write a letter of instruction
                                                 or complete a stock power
            o  Sales of any amount.              indicating the fund name, your
                                                 share class, your account
                                                 number, the name(s) in which
                                                 the account is registered and
                                                 the dollar value or number of
                                                 shares you wish to sell.

                                              o  Include all signatures and any
                                                 additional documents that may
                                                 be required (see next page).

                                              o  Mail the materials to
                                                 Signature Services.

                                              o  A check will be mailed to the
                                                 name(s) and address in which
                                                 the account is registered, or
                                                 otherwise according to your
                                                 letter of instruction.

By phone
[Clipart]   o  Most accounts.                 o  For automated service 24 hours
                                                 a day using your touch-tone
            o  Sales of up to $100,000.          phone, call the EASI-Line at
                                                 1-800-338-8080.

                                              o  To place your order with a
                                                 representative at John Hancock
                                                 Funds, call Signature Services
                                                 between 8 A.M. and 4 P.M.
                                                 Eastern Time on most business
                                                 days.

By wire or electronic funds transfer (EFT)
[Clipart]   o  Requests by letter to sell any o  Fill out the "Telephone
               amount (accounts of any type).    Redemption" section of your
                                                 new account application.
            o  Requests by phone to sell up
               to $100,000 (accounts with     o  To verify that the telephone
               telephone redemption              redemption privilege is in
               privileges).                      place on an account, or to
                                                 request the forms to add it to
                                                 an existing account, call
                                                 Signature Services.

                                              o  Amounts of $1,000 or more will
                                                 be wired on the next business
                                                 day. A $4 fee will be deducted
                                                 from your account.

                                              o  Amounts of less than $1,000
                                                 may be sent by EFT or by
                                                 check. Funds from EFT
                                                 transactions are generally
                                                 available by the second
                                                 business day. Your bank may
                                                 charge a fee for this service.

By exchange
[Clipart]   o  Accounts of any type.          o  Obtain a current prospectus
                                                 for the fund into which you
            o  Sales of any amount.              are exchanging by calling your
                                                 financial representative or
                                                 Signature Services.

                                              o  Call your financial
                                                 representative or Signature
                                                 Services to request an
                                                 exchange.

                                       -----------------------------------------
                                       Address
                                       John Hancock Signature Services, Inc.
                                       1 John Hancock Way, Suite 1000
                                       Boston, MA 02217-1000

                                       Phone
                                       1-800-225-5291

                                       Or contact your financial representative
                                       for instructions and assistance.
                                       -----------------------------------------

To sell shares through a systematic withdrawal plan, see "Additional investor services."


16 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o  your address of record has changed within the past 30 days

o  you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

The signature guarantee must be from a member of the Signature Guarantee Medallion Program (generally, a broker or securities dealer). We may refuse any other source. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                                  Requirements for written requests
--------------------------------------------------------------------------------

Owners of individual, joint, sole       o  Letter of instruction.
proprietorship, UGMA/UTMA (custodial
accounts for minors) or general         o  On the letter, the signatures and
partner accounts.                          titles of all persons authorized to
                                           sign for the account, exactly as
                                           the account is registered.

                                        o  Signature guarantee if applicable
                                           (see above).


Owners of corporate or association      o  Letter of instruction.
accounts.
                                        o  Corporate resolution, certified
                                           within the past 12 months.

                                        o  On the letter and the resolution,
                                           the signature of the person(s)
                                           authorized to sign for the account.

                                        o  Signature guarantee if applicable
                                           (see above).

Owners or trustees of trust accounts.   o  Letter of instruction.

                                        o  On the letter, the signature(s) of
                                           the trustee(s).

                                        o  If the names of all trustees are
                                           not registered on the account,
                                           please also provide a copy of the
                                           trust document certified within the
                                           past 12 months.

                                        o  Signature guarantee if applicable
                                           (see above).


Joint tenancy shareholders whose        o  Letter of instruction signed by
co-tenants are deceased.                   surviving tenant.

                                        o  Copy of death certificate.

                                        o  Signature guarantee if applicable
                                           (see above).

Executors of shareholder estates.       o  Letter of instruction signed by
                                           executor.

                                        o  Copy of order appointing executor.

                                        o  Signature guarantee if applicable
                                           (see above).

Administrators, conservators,           o  Call 1-800-225-5291 for
guardians and other sellers or account     instructions.
types not listed above.


                                                                 YOUR ACCOUNT 17

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time) by dividing a class's net assets by the number of its shares outstanding.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received by Signature Services.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, Signature Services will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, Signature Services is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate as they had before the exchange, except that the rate will change to the new fund's rate if that rate is higher. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares Most shares are electronically recorded. If you wish to have certificates for your shares, please write to Signature Services. Certificated shares can only be sold by returning the certificates to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o  after any changes of name or address of the registered owner(s)

o  in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally distribute most or all of their net earnings in the form of dividends.The funds seek to pay income dividends quarterly, and capital gains dividends, if any, are typically paid annually.


18 YOUR ACCOUNT

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

Taxability of dividends As long as a fund meets the requirements for being a tax-qualified regulated investment company, which each fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Consequently, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o  Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o  Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of retirement plans, including Traditional and Roth IRAs, SIMPLE IRAs, SIMPLE 401(k)s, SEPs, 401(k)s, money purchase pension and profit-sharing plans. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.


                                                                 YOUR ACCOUNT 19

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

How the funds are organized Each John Hancock growth and income fund is an open-end management investment company or a series of such a company.

Each fund is supervised by a board of trustees, an independent body that has ultimate responsibility for the fund's activities. The board retains various companies to carry out the fund's operations, including the investment adviser, custodian, transfer agent and others (see diagram). The board has the right, and the obligation, to terminate the fund's relationship with any of these companies and to retain a different company if the board believes it is in the shareholders' best interests.

At a mutual fund's inception, the initial shareholder (typically the adviser) appoints the fund's board. Thereafter, the board and the shareholders determine the board's membership. The boards of the John Hancock growth and income funds may include individuals who are affiliated with the investment adviser. However, the majority of board members must be independent.

The funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving a management contract or approving a 12b-1 plan (12b-1 fees are explained in "Sales compensation").

                                -----------------
                                  Shareholders
                                -----------------

Distribution and
shareholder services

                -------------------------------------------------
                          Financial services firms and
                             their representatives

                     Advise current and prospective share-
                    holders on their fund investments, often
                  in the context of an overall financial plan.
                -------------------------------------------------

                -------------------------------------------------
                             Principal distributor

                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                             Boston, MA 02199-7603

                    Markets the funds and distributes shares
                  through selling brokers, financial planners
                      and other financial representatives.
                -------------------------------------------------

             ------------------------------------------------------
                                 Transfer agent

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                             Boston, MA 02217-1000

                Handles shareholder services, including record-
               keeping and statements, distribution of dividends
                    and processing of buy and sell requests.
             ------------------------------------------------------

                                                                         Asset
                                                                      management

                      ------------------------------------
                                  Subadvisers

                            Independence Investment
                                Associates, Inc.
                                53 State Street
                                Boston, MA 02109

                                 Sovereign Asset
                             Management Corporation
                                  One Westlakes
                              1235 Westlakes Drive
                                Berwyn, PA 19312
                      ------------------------------------

                      ------------------------------------
                               Investment adviser

                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                             Boston, MA 02199-7603

                        Manages the funds' business and
                             investment activities.
                      ------------------------------------

                      ------------------------------------
                                   Custodian

                           Investors Bank & Trust Co.
                              200 Clarendon Street
                                Boston, MA 02116

                      Holds the funds' assets, settles all
                      portfolio trades and collects most of
                         the valuation data required for
                          calculating each fund's NAV.
                      ------------------------------------


                      ------------------------------------
                                    Trustees

                         Oversee the funds' activities.
                      ------------------------------------


20 FUND DETAILS

Accounting compensation The funds compensate the adviser for performing tax and financial management services. Annual compensation is not expected to exceed 0.02% of each fund's average net assets.

Portfolio trades In placing portfolio trades, the adviser may use brokerage firms that market the fund's shares or are affiliated with John Hancock Mutual Life Insurance Company, but only when the adviser believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price.


Investment goals Except for Growth and Income Fund and Sovereign Balanced Fund, each fund's investment goal is fundamental and may only be changed with shareholder approval.


Diversification All of the growth and income funds are diversified.

--------------------------------------------------------------------------------
SALES COMPENSATION

As part of their business strategies, the funds, along with John Hancock Funds, pay compensation to financial services firms that sell the funds' shares. These firms typically pass along a portion of this compensation to your financial representative.

Compensation payments originate from two sources: from sales charges and from 12b-1 fees that are paid out of the funds' assets ("12b-1" refers to the federal securities regulation authorizing annual fees of this type). The 12b-1 fee rates vary by fund and by share class, according to Rule 12b-1 plans adopted by the funds. The sales charges and 12b-1 fees paid by investors are detailed in the fund-by-fund information. The portions of these expenses that are reallowed to financial services firms are shown on the next page.

Distribution fees may be used to pay for sales compensation to financial services firms, marketing and overhead expenses and, for Class B and Class C shares, interest expenses.

--------------------------------------------------------------------------------
Class B unreimbursed distribution expenses(1)
--------------------------------------------------------------------------------

                           Unreimbursed      As a % of
Fund                       expenses          net assets

Growth and Income          $   6,085,174        2.78%

Independence Equity        $     438,366        0.46%

Sovereign Balanced         $   3,636,034        3.80%

Sovereign Investors        $   9,895.659        1.93%



(1) As of the most recent fiscal year end covered by each fund's financial highlights. These expenses may be carried forward indefinitely.

Class C Class C shares began operations after the 1997 fiscal year. Therefore, there are no unreimbursed expenses to report.

Initial compensation Whenever you make an investment in a fund or funds, the financial services firm receives either a reallowance from the initial sales charge or a commission, as described below. The firm also receives the first year's service fee at this time.

Annual compensation Beginning with the second year after an investment is made, the financial services firm receives an annual service fee of 0.25% of its total eligible net assets. This fee is paid quarterly in arrears.

Financial services firms selling large amounts of fund shares may receive extra compensation. This compensation, which John Hancock Funds pays out of its own resources, may include asset retention fees as well as reimbursement for marketing expenses.


                                                                 FUND DETAILS 21

------------------------------------------------------------------------------------------------------------------------------------
Class A investments
------------------------------------------------------------------------------------------------------------------------------------
                                                        Maximum
                                  Sales charge          reallowance           First year             Maximum
                                  paid by investors     or commission         service fee            total compensation(1)
                                  (% of offering price) (% of offering price) (% of net investment)  (% of offering price)

Up to $49,999                     5.00%                 4.01%                 0.25%                  4.25%

$50,000 - $99,999                 4.50%                 3.51%                 0.25%                  3.75%

$100,000 - $249,999               3.50%                 2.61%                 0.25%                  2.85%

$250,000 - $499,999               2.50%                 1.86%                 0.25%                  2.10%

$500,000 - $999,999               2.00%                 1.36%                 0.25%                  1.60%

Regular investments of
$1 million or more

First $1M - $4,999,999            --                    0.75%                 0.25%                  1.00%

Next $1 - $5M above that          --                    0.25%                 0.25%                  0.50%

Next $1 or more above that        --                    0.00%                 0.25%                  0.25%

Waiver investments(2)             --                    0.00%                 0.25%                  0.25%

-----------------------------------------------------------------------------------------------------------------------------------
Class B investments
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Maximum
                                                        reallowance           First year             Maximum
                                                        or commission         service fee            total compensation
                                                        (% of offering price) (% of net investment)  (% of offering price)

All amounts                                             3.75%                 0.25%                  4.00%

-----------------------------------------------------------------------------------------------------------------------------------
Class C investments
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Maximum
                                                        reallowance           First year             Maximum
                                                        or commission         service fee            total compensation
                                                        (% of offering price) (% of net investment)  (% of offering price)

All amounts                                             0.75%                 0.25%                  1.00%

(1) Reallowance/commission percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.

(2) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members that take advantage of the sales charge waivers described earlier in this prospectus.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.

22  FUND DETAILS

--------------------------------------------------------------------------------
MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of each fund's risk profile in the fund-by-fund information.

The funds are permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. On the following page are brief descriptions of these securities and practices, along with the risks associated with them. The funds follow certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the performance of a John Hancock growth and income fund will be positive over any period of time.

--------------------------------------------------------------------------------
TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Extension risk The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk The risk that key information about a security or market is inaccurate or unavailable.

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Common to all stocks and bonds and the mutual funds that invest in them.

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events.

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Political risk The risk of losses directly attributable to government or political actions of any sort.

Prepayment risk The risk that unanticipated prepayments may occur during periods of falling interest rates, reducing the value of mortgage-backed securities.

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for.

Year 2000 risk The risk that the funds' operations could be disrupted by year 2000-related computer system problems. Although the adviser and the funds' service providers are taking steps to address this issue, there may still be some risk of adverse effects.
Common to all mutual funds.


                                                                 FUND DETAILS 23

--------------------------------------------------------------------------------
Higher-risk securities and practices
--------------------------------------------------------------------------------

This table shows each fund's investment limitations as a percentage of portfolio assets. In each case the principal types of risk are listed (see previous page for definitions). Numbers in this table show allowable usage only; for actual usage, consult the fund's annual/semi-annual reports.

10    Percent of total assets (italic type)
10    Percent of net assets (roman type)
*     No policy limitation on usage; fund may be using currently
o     Permitted, but has not typically been used
--    Not permitted

                                                         Growth          Independence     Sovereign      Sovereign
                                                       and Income           Equity        Balanced       Investors
-------------------------------------------------------------------------------------------------------------------
Investment practices

Borrowing; reverse repurchase agreements
The borrowing of money from banks
or through reverse repurchase agreements.
Leverage, credit risks.                                   33.3               33.3            33              --

Repurchase agreements  The purchase of a
security that must later be sold back to
the issuer at the same price plus interest.
Credit risk.                                                 *                  *             *               *

Securities lending  The lending of securities
to financial institutions, which provide cash
or government securities as collateral.
Credit risk.                                                33               33.3          33.3            33.3

Short sales The selling of securities that have been borrowed on the expectation that the market price will drop.

o  Hedged. Hedged leverage, market,
   correlation, liquidity, opportunity risks.               --                  o             o               o

o  Speculative. Speculative leverage, market,
   liquidity risks.                                         --                  o            --              --

Short-term trading  Selling a security soon
after purchase. A portfolio engaging in
short-term trading will have higher turnover
and transaction expenses. Market risk.                       *                  *             *               *

When-issued securities and forward commitments
The purchase or sale of securities for
delivery at a future date; market value may
change before delivery. Market,
opportunity, leverage risks.                                 *                  *             *               *

-------------------------------------------------------------------------------------------------------------------
Conventional securities

Non-investment-grade debt securities Debt
securities rated below BBB/Baa are
considered junk bonds. Credit, market,
interest rate, liquidity, valuation and
information risks.                                          15                 --            25               5

Foreign securities  Securities issued by
foreign companies, as well as American or
European depository receipts, which are
dollar-denominated securities typically
issued by American or European banks and
are based on ownership of securities
issued by foreign companies. Market, currency,
information, natural event, political risks.                35                  *            35               *

Restricted and illiquid securities  Securities
not traded on the open market. May
include illiquid Rule 144A securities.
Liquidity, valuation, market risks.                         10                 15            15              15

-------------------------------------------------------------------------------------------------------------------
Leveraged derivative securities

Financial futures and options; securities and index options Contracts involving the right or obligation to deliver or receive assets or money depending on the performance of one or more assets or an economic index.

o  Futures and related options. Interest rate,
   currency, market, hedged or speculative
   leverage, correlation, liquidity, opportunity risks.      *                  o             o              --

o  Options on securities and indices. Interest rate,
   currency, market, hedged or speculative leverage,
   correlation, liquidity, credit, opportunity risks.       10(1)               o             *               *

Currency contracts Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.

o  Hedged. Currency, hedged leverage, correlation,
   liquidity, opportunity risks.                             *                 --             *              --

o  Speculative. Currency, speculative leverage,
   liquidity risks.                                         --                 --            --              --

(1)  Applies to purchased options only.

24  FUND DETAILS

For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock growth and income funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes financial statements, detailed performance information, portfolio holdings, a statement from portfolio management and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual/semiannual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange
Commission and is incorporated by reference (is legally a part of this prospectus). You may visit the Securities and Exchange Commission's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information.

To request a free copy of the current annual/semiannual report or SAI, please write or call:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000
Telephone: 1-800-225-5291
EASI-Line: 1-800-338-8080
TDD: 1-800-544-6713
Internet: www.jhancock.com/funds


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                                               (C) 1996 John Hancock Funds, Inc.
                                                                     GINPN 11/98